 Nationwide(R) VL
Separate Account-D
 December 31, 2002

[LOGO] The BEST of AMERICA(R)
America's FUTURE Life Series(SM)

                                                                        2002
                                                                   Annual Report
--------------------------------------------------------------------------------

                                                [LOGO] Nationwide(R)

                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

                                 VLOB-0233-12/02

                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide VL Separate Account-D.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                         /s/ Joseph J. Gasper
                         -------------------------------
                            Joseph J. Gasper, President
                                 February 24, 2003

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 23. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 17, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-D

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:

   Investments at fair value:

      Aim VIF Basic Value Fund - Series I (AIMBVF)
         48,673 shares (cost $390,845) .................................................   $   388,411

      Aim VIF Mid Cap Core Equity Fund - Series I (AIMMCapCore)
         54,568 shares (cost $521,126) .................................................       520,035

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         273,808 shares (cost $6,386,409) ..............................................     4,955,932

      Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
         2,775 shares (cost $80,729) ...................................................        64,777

      Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         359,542 shares (cost $5,561,406) ..............................................     3,933,390

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         192,355 shares (cost $4,342,996) ..............................................     3,470,093

      Fidelity(R) VIP II - Index 500 Portfolio: Initial Class (FidVIPI500)
         28,026 shares (cost $3,900,635) ...............................................     2,800,320

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
         62,092 shares (cost $796,923) .................................................       848,173

      Fidelity(R) VIP III - Balanced Portfolio: Service Class (FidVIPBalS)
         112,317 shares (cost $1,537,336) ..............................................     1,360,159

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         20,635 shares (cost $243,519) .................................................       253,398

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         10,674 shares (cost $111,188) .................................................        80,270

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         561 shares (cost $10,322) .....................................................         8,641

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         15,932 shares (cost $156,271) .................................................       129,052

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         14,174 shares (cost $96,244) ..................................................        97,094

      Invesco VIF Equity Income Fund (INVEqIncF)
         168,470 shares (cost $3,101,590) ..............................................     2,488,307

      Invesco VIF Growth Fund (INVGrF)
         490,605 shares (cost $4,278,230) ..............................................     2,315,656

      Invesco VIF Health Sciences Fund (INVHealthF)
         3,477 shares (cost $55,414) ...................................................        47,812

      Invesco VIF Small Company Growth Fund (INVSmCoGrF)
         285,067 shares (cost $4,086,451) ..............................................     2,890,580

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

      Invesco VIF Technology Fund (INVTechF)
         18,541 shares (cost $214,964) .................................................   $   151,482

      Invesco VIF Total Return Fund (INVTotRetF)
         81,745 shares (cost $1,020,752) ...............................................       908,188

      Invesco VIF Utilities Fund (INVUtilF)
         4,029 shares (cost $52,138) ...................................................        44,964

      Salomon Brothers Variable Series Funds Inc. Investors Fund (SalBrInv)
         16,571 shares (cost $199,587) .................................................       160,904

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         5,773 shares (cost $54,544) ...................................................        42,143
                                                                                           -----------
            Total Investments ..........................................................    27,959,781

   Accounts Receivable .................................................................           265
                                                                                           -----------
            Total Assets ...............................................................    27,960,046

Accounts Payable .......................................................................            --
                                                                                           -----------
Contract Owners' Equity (note 6) .......................................................   $27,960,046
                                                                                           ===========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                    Total      AIMBVF   AIMMCapCore   DryVIFQualBd
                                                    ------------   ------   -----------   ------------
   Reinvested dividends..........................   $    357,044       --        --           --
   Mortality and expense risk charges (note 3)...       (122,659)     (21)      (28)          (18)
                                                    ------------   ------      ------       -------
      Net investment income (loss) ..............        234,385      (21)      (28)          (18)
                                                    ------------   ------      ------       -------

   Proceeds from mutual fund shares sold ........      8,618,706       21        28          91,913
   Cost of mutual fund shares sold ..............    (10,531,731)     (21)      (29)        (91,241)
                                                    ------------   ------      ------       -------
      Realized gain (loss) on investments........     (1,913,025)    --          (1)          672
   Change in unrealized gain (loss)
      on investments.............................     (4,634,739)  (2,434)     (1,091)        194
                                                    ------------   ------      ------       -------
      Net gain (loss) on investments.............     (6,547,764)  (2,434)     (1,092)        866
                                                    ------------   ------      ------       -------
   Reinvested capital gains......................        139,258     --          --           --
                                                    ------------   ------      ------       -------
      Net increase (decrease) in contract owners'
         equity resulting from operations........   $ (6,174,121)  (2,455)     (1,120)        848
                                                    ============   ======      ======       =======

Investment activity:                                FGVITHiInc    FidVIPEIS   FidVIPGrS   FidVIPOvS
                                                    ----------   ----------   ---------   ---------
   Reinvested dividends..........................       --           94,839         --      28,073
   Mortality and expense risk charges (note 3)...       --          (22,560)      (165)    (15,100)
                                                       ----      ----------    -------    --------
      Net investment income (loss) ..............       --           72,279       (165)     12,973
                                                       ----      ----------    -------    --------

   Proceeds from mutual fund shares sold ........       --          335,291      1,510     263,273
   Cost of mutual fund shares sold ..............       --         (408,207)    (2,026)   (505,806)
                                                       ----      ----------    -------    --------
      Realized gain (loss) on investments........       --          (72,916)      (516)   (242,533)
   Change in unrealized gain (loss)
      on investments.............................       --       (1,223,435)   (15,952)   (583,475)
                                                       ----      ----------    -------    --------
      Net gain (loss) on investments.............       --       (1,296,351)   (16,468)   (826,008)
                                                       ----      ----------    -------    --------
   Reinvested capital gains......................       --          136,679         --          --
                                                       ----      ----------    -------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations........       --       (1,087,393)   (16,633)   (813,035)
                                                       ====      ==========    =======    ========

Investment activity:                                FidVIPConS   FidVIPI500   FidVIPInvGrB   FidVIPBalS
                                                    ----------   ----------   ------------   ----------
   Reinvested dividends..........................   $  26,962       41,249             --       39,343
   Mortality and expense risk charges (note 3)...     (14,932)     (12,800)        (2,255)      (5,982)
                                                    ---------     --------     ----------     --------
      Net investment income (loss)...............      12,030       28,449         (2,255)      33,361
                                                    ---------     --------     ----------     --------

   Proceeds from mutual fund shares sold.........     124,568      238,676      1,048,248      546,060
   Cost of mutual fund shares sold...............    (169,631)    (305,109)    (1,046,113)    (682,605)
                                                    ---------     --------     ----------     --------
      Realized gain (loss) on investments........     (45,063)     (66,433)         2,135     (136,545)
   Change in unrealized gain (loss)
      on investments.............................    (350,561)    (804,569)        51,250      (66,185)
                                                    ---------     --------     ----------     --------
   Net gain (loss) on investments................    (395,624)    (871,002)        53,385     (202,730)
                                                    ---------     --------     ----------     --------
   Reinvested capital gains......................          --           --             --           --
                                                    ---------     --------     ----------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations........   $(383,594)    (842,553)        51,130     (169,369)
                                                    =========     ========     ==========     ========

Investment activity:                                GVITGvtBd   GVITGrowth    GVITMyMkt   GVITSmComp
                                                    ---------   ----------   ----------   ----------
   Reinvested dividends..........................     29,542          --         24,469         --
   Mortality and expense risk charges (note 3)...     (3,083)       (518)        (8,134)      (179)
                                                    --------     -------     ----------    -------
      Net investment income (loss)...............     26,459        (518)        16,335       (179)
                                                    --------     -------     ----------    -------

   Proceeds from mutual fund shares sold.........    647,606      51,609      2,224,289     45,535
   Cost of mutual fund shares sold...............   (609,470)    (72,010)    (2,224,289)   (54,952)
                                                    --------     -------     ----------    -------
      Realized gain (loss) on investments........     38,136     (20,401)            --     (9,417)
   Change in unrealized gain (loss)
      on investments.............................      7,403     (30,918)            --     (1,681)
                                                    --------     -------     ----------    -------
   Net gain (loss) on investments................     45,539     (51,319)            --    (11,098)
                                                    --------     -------     ----------    -------
   Reinvested capital gains......................      2,579          --             --         --
                                                    --------     -------     ----------    -------
      Net increase (decrease) in contract owners'
         equity resulting from operations........     74,577     (51,837)        16,335    (11,277)
                                                    ========     =======     ==========    =======

                                                                    (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                GVITTotRt   GVITWLead    INVDynF    INVEqIncF
                                                    ---------   ---------   --------   ----------
   Reinvested dividends..........................   $  1,254       --           --        42,915
   Mortality and expense risk charges (note 3)...       (556)      (106)       (61)       (9,292)
                                                    --------     ------     --------   ----------
      Net investment income (loss)...............        698       (106)       (61)       33,623
                                                    --------     ------     --------   ----------

   Proceeds from mutual fund shares sold.........      7,763      1,391      302,506     924,979
   Cost of mutual fund shares sold...............     (8,967)    (1,331)    (378,269)  (1,102,745)
                                                    --------     ------     --------   ----------
      Realized gain (loss) on investments........     (1,204)        60      (75,763)    (177,766)
   Change in unrealized gain (loss)
      on investments.............................    (27,219)       851       67,957     (377,838)
                                                    --------     ------     --------   ----------
   Net gain (loss) on investments................    (28,423)       911       (7,806)    (555,604)
                                                    --------     ------     --------   ----------
   Reinvested capital gains......................         --         --           --           --
                                                    --------     ------     --------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations........
                                                    $(27,725)       805       (7,867)    (521,981)
                                                    ========     ======     ========   ==========

Investment activity:                                   INVGrF    INVHealthF    INVHiYldF   INVSmCoGrF
                                                    ----------   ----------   ----------   ----------
   Reinvested dividends..........................           --         --              1          --
   Mortality and expense risk charges (note 3)...       (8,973)      (140)        (3,012)    (10,116)
                                                    ----------     ------     ----------    --------
      Net investment income (loss)...............       (8,973)      (140)        (3,011)    (10,116)
                                                    ----------     ------     ----------    --------

   Proceeds from mutual fund shares sold.........      648,783      1,483        835,097     122,882
   Cost of mutual fund shares sold...............   (1,488,895)    (1,693)    (1,005,949)   (184,375)
                                                    ----------     ------     ----------    --------
      Realized gain (loss) on investments........     (840,112)      (210)      (170,852)    (61,493)
   Change in unrealized gain (loss)
      on investments.............................     (325,373)    (7,602)       164,285    (907,269)
                                                    ----------     ------     ----------    --------
   Net gain (loss) on investments................   (1,165,485)    (7,812)        (6,567)   (968,762)
                                                    ----------     ------     ----------    --------
   Reinvested capital gains......................           --         --             --          --
                                                    ----------     ------     ----------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations........   (1,174,458)    (7,952)        (9,578)   (978,878)
                                                    ==========     ======     ==========    ========

Investment activity:                                INVTechF   INVTotRetF   INVUtilF   RoySmCp   SalBrInv   SGVITMdCpGr
                                                    --------   ----------   --------   -------   --------   -----------
   Reinvested dividends..........................   $     --      26,021        234       --       2,142           --
   Mortality and expense risk charges (note 3)...       (489)     (3,219)      (162)      --        (625)        (133)
                                                    --------    --------     ------      ---     -------      -------
      Net investment income (loss)...............       (489)     22,802         72       --       1,517         (133)
                                                    --------    --------     ------      ---     -------      -------

   Proceeds from mutual fund shares sold.........      4,923     140,904      1,653        5       6,349        1,361
   Cost of mutual fund shares sold...............     (7,843)   (168,908)    (1,939)      (5)     (7,441)      (1,862)
                                                    --------    --------     ------      ---     -------      -------
      Realized gain (loss) on investments........     (2,920)    (28,004)     (286)       --      (1,092)        (501)
   Change in unrealized gain (loss)
      on investments.............................    (63,482)    (79,337)    (7,174)      --     (38,683)     (12,401)
                                                    --------    --------     ------      ---     -------      -------
   Net gain (loss) on investments................    (66,402)   (107,341)    (7,460)      --     (39,775)     (12,902)
                                                    --------    --------     ------      ---     -------      -------
   Reinvested capital gains......................         --          --         --       --          --           --
                                                    --------    --------     ------      ---     -------      -------
      Net increase (decrease) in contract owners'
         equity resulting from operations........   $(66,891)    (84,539)    (7,388)      --     (38,258)     (13,035)
                                                    ========    ========     ======      ===     =======      =======

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                         Total                AIMBVF          AIMMCapCore        DryVIFQualBd
                                               ------------------------   --------------    --------------   --------------------
Investment activity:                               2002         2001        2002    2001      2002    2001     2002       2001
                                               -----------   ----------   -------   ----    -------   ----   -------   ----------
   Net investment income (loss) ............   $   234,385      371,448       (21)    --        (28)    --       (18)      12,815
   Realized gain (loss) on investments .....    (1,913,025)  (1,247,584)       --     --         (1)    --       672       67,616
   Change in unrealized gain (loss)
      on investments .......................    (4,634,739)  (3,735,515)   (2,434)    --     (1,091)    --       194      (48,271)
   Reinvested capital gains ................       139,258      546,583        --     --         --     --        --          613
                                               -----------   ----------   -------    ---    -------    ---   -------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (6,174,121)  (4,065,068)   (2,455)    --     (1,120)    --       848       32,773
                                               -----------   ----------   -------    ---    -------    ---   -------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 5) .............     6,093,920   17,480,250        --     --         --     --     1,574       34,473
   Transfers between funds .................            --           --   390,866     --    521,155     --   (91,600)  (1,174,376)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ....................    (1,189,356)  (1,029,496)       (4)    --         (4)    --      (296)     (13,220)
                                               -----------   ----------   -------    ---    -------    ---   -------   ----------
         Net equity transactions ...........     4,904,564   16,450,754   390,862     --    521,151     --   (90,322)  (1,153,123)
                                               -----------   ----------   -------    ---    -------    ---   -------   ----------

Net change in contract owners' equity ......    (1,269,557)  12,385,686   388,407     --    520,031     --   (89,474)  (1,120,350)
Contract owners' equity beginning
   of period ...............................    29,229,603   16,843,917        --     --         --     --    89,474    1,209,824
                                               -----------   ----------   -------    ---    -------    ---   -------   ----------
Contract owners' equity end of period ......   $27,960,046   29,229,603   388,407     --    520,031     --        --       89,474
                                               ===========   ==========   =======    ===    =======    ===   =======   ==========

CHANGES IN UNITS:
   Beginning units .........................     3,174,702    1,589,927        --     --         --     --     7,599      109,185
                                               -----------   ----------   -------    ---    -------    ---   -------   ----------
   Units purchased .........................     1,235,469    2,293,816    41,838     --     52,865     --       133        2,973
   Units redeemed ..........................      (543,013)    (709,041)       --     --         --     --    (7,732)    (104,559)
                                               -----------   ----------   -------    ---    -------    ---   -------   ----------
   Ending units ............................     3,867,158    3,174,702    41,838     --     52,865     --        --        7,599
                                               ===========   ==========   =======    ===    =======    ===   =======   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   FGVITHiInc             FidVIPEIS            FidVIPGrS           FidVIPOvS
                                               -----------------   ----------------------   --------------   ---------------------
Investment activity:                           2002      2001         2002         2001       2002    2001      2002        2001
                                               ----   ----------   ----------   ---------   -------   ----   ---------   ---------
   Net investment income (loss) ............    $--        9,066       72,279      68,704      (165)    --      12,973     123,972
   Realized gain (loss) on investments .....     --     (140,442)     (72,916)     (1,434)     (516)    --    (242,533)   (156,330)
   Change in unrealized gain (loss)
      on investments .......................     --      191,057   (1,223,435)   (736,166)  (15,952)    --    (583,475)   (935,445)
   Reinvested capital gains ................     --           --      136,679     275,452        --     --          --     215,729
                                                ---   ----------   ----------   ---------   -------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     --       59,681   (1,087,393)   (393,444)  (16,633)    --    (813,035)   (752,074)
                                                ---   ----------   ----------   ---------   -------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 5) .............     --           --           --     970,674        --     --   1,172,617   1,775,278
   Transfers between funds .................     --   (1,009,570)    (132,967)         --    82,830     --     855,643   1,271,260
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ....................     --       (8,030)    (179,782)   (183,567)   (1,422)    --    (169,142)   (138,592)
                                                ---   ----------   ----------   ---------   -------    ---   ---------   ---------
         Net equity transactions ...........     --   (1,017,600)    (312,749)    787,107    81,408     --   1,859,118   2,907,946
                                                ---   ----------   ----------   ---------   -------    ---   ---------   ---------

Net change in contract owners' equity ......     --     (957,919)  (1,400,142)    393,663    64,775     --   1,046,083   2,155,872
Contract owners' equity beginning
   of period ...............................     --      957,919    6,356,040   5,962,377        --     --   2,887,278     731,406
                                                ---   ----------   ----------   ---------   -------    ---   ---------   ---------
Contract owners' equity end of period ......    $--           --    4,955,898   6,356,040    64,775     --   3,933,361   2,887,278
                                                ===   ==========   ==========   =========   =======    ===   =========   =========

CHANGES IN UNITS:
   Beginning units .........................     --      102,317      592,870     525,731        --     --     334,783      66,499
                                                ---   ----------   ----------   ---------   -------    ---   ---------   ---------
   Units purchased .........................     --           --           --      84,062     9,718     --     261,535     282,917
   Units redeemed ..........................     --     (102,317)     (33,702)    (16,923)     (195)    --     (21,470)    (14,633)
                                                ---   ----------   ----------   ---------   -------    ---   ---------   ---------
   Ending units ............................     --           --      559,168     592,870     9,523     --     574,848     334,783
                                                ===   ==========   ==========   =========   =======    ===   =========   =========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     FidVIPConS            FidVIPI500         FidVIPInvGrB        FidVIPBalS
                                               ---------------------  --------------------  ---------------  --------------------
Investment activity:                               2002       2001       2002       2001       2002    2001     2002       2001
                                               ----------  ---------  ---------  ---------  ---------  ----  ---------  ---------
   Net investment income (loss) ............   $   12,030       (482)    28,449     (8,507)    (2,255)  --      33,361     41,552
   Realized gain (loss) on investments .....      (45,063)   (28,308)   (66,433)    (5,493)     2,135   --    (136,545)   (25,501)
   Change in unrealized gain (loss)
      on investments .......................     (350,561)  (373,020)  (804,569)  (295,747)    51,250   --     (66,185)   (48,990)
   Reinvested capital gains ................           --     45,421         --         --         --   --          --         --
                                               ----------  ---------  ---------  ---------  ---------  ---   ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     (383,594)  (356,389)  (842,553)  (309,747)    51,130   --    (169,369)   (32,939)
                                               ----------  ---------  ---------  ---------  ---------  ---   ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 5) .............           --  2,513,171         --  3,800,622  1,136,978   --          --    336,010
   Transfers between funds .................       89,950     13,754    126,125    187,675   (321,870)  --     155,933   (201,429)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ....................     (119,430)   (85,715)  (102,671)   (59,158)   (18,066)  --     (47,970)   (41,599)
                                               ----------  ---------  ---------  ---------  ---------  ---   ---------  ---------
         Net equity transactions ...........      (29,480) 2,441,210     23,454  3,929,139    797,042   --     107,963     92,982
                                               ----------  ---------  ---------  ---------  ---------  ---   ---------  ---------

Net change in contract owners' equity ......     (413,074) 2,084,821   (819,099) 3,619,392    848,172   --     (61,406)    60,043
Contract owners' equity beginning
   of period ...............................    3,883,146  1,798,325  3,619,392         --         --   --   1,421,554  1,361,511
                                               ----------  ---------  ---------  ---------  ---------  ---   ---------  ---------
Contract owners' equity end of period ......   $3,470,072  3,883,146  2,800,293  3,619,392    848,172   --   1,360,148  1,421,554
                                               ==========  =========  =========  =========  =========  ===   =========  =========

CHANGES IN UNITS:
   Beginning units .........................      388,621    157,094    457,849         --         --   --     147,063    137,868
                                               ----------  ---------  ---------  ---------  ---------  ---   ---------  ---------
   Units purchased .........................        8,759    240,056     14,498    465,326    109,241   --      13,068     34,061
   Units redeemed ..........................      (12,427)    (8,529)   (14,923)    (7,477)   (34,000)  --      (5,303)   (24,866)
                                               ----------  ---------  ---------  ---------  ---------  ---   ---------  ---------
   Ending units ............................      384,953    388,621    457,424    457,849     75,241   --     154,828    147,063
                                               ==========  =========  =========  =========  =========  ===   =========  =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    GVITGvtBd             GVITGrowth               GVITMyMkt            GVITSmComp
                                               -------------------   --------------------   -----------------------   --------------
Investment activity:                              2002       2001      2002       2001         2002         2001        2002    2001
                                               ---------   -------   -------   ----------   ----------   ----------   -------   ----
   Net investment income (loss) ............   $  26,459    16,450      (518)        (691)      16,335       37,419      (179)   --
   Realized gain (loss) on investments .....      38,136     4,611   (20,401)    (695,768)          --           --    (9,417)   --
   Change in unrealized gain (loss)
      on investments .......................       7,403     2,476   (30,918)     636,102           --           --    (1,681)   --
   Reinvested capital gains ................       2,579       495        --           --           --           --        --    --
                                               ---------   -------   -------   ----------   ----------   ----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      74,577    24,032   (51,837)     (60,357)      16,335       37,419   (11,277)   --
                                               ---------   -------   -------   ----------   ----------   ----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 5) .............     168,037   209,556    14,570           --      572,758    2,890,878     5,194    --
   Transfers between funds .................    (321,727)  150,956   123,157     (942,650)  (1,999,318)  (1,378,847)   16,650    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ....................     (34,701)  (17,327)   (5,622)      (7,947)     (92,401)     (73,285)   (1,929)   --
                                               ---------   -------   -------   ----------   ----------   ----------   -------   ---
         Net equity transactions ...........    (188,391)  343,185   132,105     (950,597)  (1,518,961)   1,438,746    19,915    --
                                               ---------   -------   -------   ----------   ----------   ----------   -------   ---

Net change in contract owners' equity ......    (113,814)  367,217    80,268   (1,010,954)  (1,502,626)   1,476,165     8,638    --
Contract owners' equity beginning
   of period ...............................     367,217        --        --    1,010,954    1,503,096       26,931        --    --
                                               ---------   -------   -------   ----------   ----------   ----------   -------   ---
Contract owners' equity end of period ......   $ 253,403   367,217    80,268           --          470    1,503,096     8,638    --
                                               =========   =======   =======   ==========   ==========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units .........................      31,421        --        --      132,962      132,087        2,442        --    --
                                               ---------   -------   -------   ----------   ----------   ----------   -------   ---
   Units purchased .........................      14,235    32,937    22,019           --       50,294      260,778       858    --
   Units redeemed ..........................     (26,041)   (1,516)   (1,244)    (132,962)    (182,340)    (131,133)     (141)   --
                                               ---------   -------   -------   ----------   ----------   ----------   -------   ---
   Ending units ............................      19,615    31,421    20,775           --           41      132,087       717    --
                                               =========   =======   =======   ==========   ==========   ==========   =======   ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GVITTotRt        GVITWLead           INVDynF              INVEqIncF
                                              ---------------   -------------   ------------------   ---------------------
Investment activity:                            2002     2001    2002    2001     2002       2001       2002        2001
                                              --------   ----   ------   ----   --------   -------   ---------   ---------
   Net investment income (loss)............   $    698    --      (106)   --         (61)     (910)     33,623      19,880
   Realized gain (loss) on investments.....     (1,204)   --        60    --     (75,763)     (621)   (177,766)    (19,328)
   Change in unrealized gain (loss)
      on investments.......................    (27,219)   --       851    --      67,957   (65,320)   (377,838)   (224,366)
   Reinvested capital gains................         --    --        --    --          --        --          --       8,873
                                              --------   ----   ------   ----   --------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................    (27,725)   --       805    --      (7,867)  (66,851)   (521,981)   (214,941)
                                              --------   ----   ------   ----   --------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 5).............     13,046    --        --    --       7,081   153,209     757,750   1,333,460
   Transfers between funds.................    149,859    --    97,574    --    (301,423)       --    (296,009)    357,859
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)....................     (6,131)   --    (1,288)   --      (1,035)  (12,179)   (104,895)   (118,488)
                                              --------   ----   ------   ----   --------   -------   ---------   ---------
         Net equity transactions...........    156,774    --    96,286    --    (295,377)  141,030     356,846   1,572,831
                                              --------   ----   ------   ----   --------   -------   ---------   ---------

Net change in contract owners' equity......    129,049    --    97,091    --    (303,244)   74,179    (165,135)  1,357,890
Contract owners' equity beginning
   of period...............................         --    --        --    --     303,244   229,065   2,653,428   1,295,538
                                              --------   ----   ------   ----   --------   -------   ---------   ---------
Contract owners' equity end of period......   $129,049    --    97,091    --          --   303,244   2,488,293   2,653,428
                                              ========   ====   ======   ====   ========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units.........................         --    --        --    --      30,111    15,600     246,524     109,129
                                              --------   ----   ------   ----   --------   -------   ---------   ---------
   Units purchased.........................     18,056    --    15,694    --         686    15,627      71,620     148,189
   Units redeemed..........................       (746)   --      (198)   --     (30,797)   (1,116)    (31,196)    (10,794)
                                              --------   ----   ------   ----   --------   -------   ---------   ---------
   Ending units............................     17,310    --    15,496    --          --    30,111     286,948     246,524
                                              ========   ====   ======   ====   ========   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      INVGrF              INVHealthF         INVHiYldF              INVSmCoGrF
                                             ------------------------   -------------   -------------------   ---------------------
Investment activity:                             2002         2001       2002    2001     2002       2001        2002        2001
                                             -----------   ----------   ------   ----   --------   --------   ---------   ---------
   Net investment income (loss)...........   $    (8,973)      (9,401)    (140)   --      (3,011)    58,162     (10,116)     (7,197)
   Realized gain (loss) on investments....      (840,112)    (133,449)    (210)   --    (170,852)   (11,949)    (61,493)    (23,957)
   Change in unrealized gain (loss)
      on investments......................      (325,373)  (1,457,636)  (7,602)   --     164,285   (164,285)   (907,269)   (288,602)
   Reinvested capital gains...............            --           --       --    --          --         --          --          --
                                             -----------   ----------   ------   ----   --------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    (1,174,458)  (1,600,486)  (7,952)   --      (9,578)  (118,072)   (978,878)   (319,756)
                                             -----------   ----------   ------   ----   --------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 5)............       912,150    1,717,325    2,783    --     238,105    227,867     859,657   1,123,088
   Transfers between funds................        (9,826)   1,898,326   54,552    --    (748,514)   466,864     849,675   1,560,025
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)...................      (101,221)    (117,095)  (1,572)   --     (34,343)   (22,329)   (113,672)    (89,581)
                                             -----------   ----------   ------   ----   --------   --------   ---------   ---------
         Net equity transactions..........       801,103    3,498,556   55,763    --    (544,752)   672,402   1,595,660   2,593,532
                                             -----------   ----------   ------   ----   --------   --------   ---------   ---------

Net change in contract owners' equity.....      (373,355)   1,898,070   47,811    --    (554,330)   554,330     616,782   2,273,776
Contract owners' equity beginning
   of period..............................     2,688,987      790,917       --    --     554,330         --   2,273,776          --
                                             -----------   ----------   ------   ----   --------   --------   ---------   ---------
Contract owners' equity end of period.....   $ 2,315,632    2,688,987   47,811    --          --    554,330   2,890,558   2,273,776
                                             ===========   ==========   ======   ====   ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units........................       496,604       81,077       --    --      68,560         --     171,788          --
                                             -----------   ----------   ------   ----   --------   --------   ---------   ---------
   Units purchased........................       231,282      434,297    5,500    --      30,179     71,071     157,309     178,567
   Units redeemed.........................       (24,698)     (18,770)    (158)   --     (98,739)    (2,511)    (10,796)     (6,779)
                                             -----------   ----------   ------   ----   --------   --------   ---------   ---------
   Ending units...........................       703,188      496,604    5,342    --          --     68,560     318,301     171,788
                                             ===========   ==========   ======   ====   ========   ========   =========   =========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 INVTechF          INVTotRetF          INVUtilF       NWGVITStrVal
                                             ---------------   ------------------   -------------   ---------------
Investment activity:                           2002     2001     2002      2001      2002    2001   2002     2001
                                             --------   ----   -------   --------   ------   ----   ----   --------
   Net investment income (loss)...........   $   (489)   --     22,802     10,451       72    --     --         165
   Realized gain (loss) on investments....     (2,920)   --    (28,004)  (106,145)    (286)   --     --      28,914
   Change in unrealized gain (loss)
      on investments......................    (63,482)   --    (79,337)    90,594   (7,174)   --     --     (17,896)
   Reinvested capital gains...............         --    --         --         --       --    --     --          --
                                             --------   ----   -------   --------   ------   ----   ----   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................    (66,891)   --    (84,539)    (5,100)  (7,388)   --     --      11,183
                                             --------   ----   -------   --------   ------   ----   ----   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 5)............     12,626    --    197,303    394,639    3,825    --     --          --
   Transfers between funds................    211,076    --    203,024   (477,520)  50,320    --     --    (722,327)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)...................     (5,332)   --    (36,242)   (35,565)  (1,794)   --     --      (5,819)
                                             --------   ----   -------   --------   ------   ----   ----   --------
         Net equity transactions..........    218,370    --    364,085   (118,446)  52,351    --     --    (728,146)
                                             --------   ----   -------   --------   ------   ----   ----   --------

Net change in contract owners' equity.....    151,479    --    279,546   (123,546)  44,963    --     --    (716,963)
Contract owners' equity beginning
   of period..............................         --    --    628,641    752,187       --    --     --     716,963
                                             --------   ----   -------   --------   ------   ----   ----   --------
Contract owners' equity end of period.....   $151,479    --    908,187    628,641   44,963    --     --          --
                                             ========   ====   =======   ========   ======   ====   ====   ========

CHANGES IN UNITS:
   Beginning units........................         --    --     68,822     80,808       --    --     --      69,215
                                             --------    --    -------   --------   ------    --     --    --------
   Units purchased........................     27,969    --     46,626     42,955    7,107    --     --          --
   Units redeemed.........................       (790)   --     (4,257)   (54,941)    (263)   --     --     (69,215)
                                             --------    --    -------   --------   ------    --     --    --------
   Ending units...........................     27,179    --    111,191     68,822    6,844    --     --          --
                                             ========   ====   =======   ========   ======   ====   ====   ========

                                                            (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                SalBrInv        SGVITMdCpGr
                                            ---------------   --------------
Investment activity:                          2002     2001    2002     2001
                                            --------   ----   -------   ----
   Net investment income (loss)..........   $  1,517    --       (133)   --
   Realized gain (loss) on investments...     (1,092)   --       (501)   --
   Change in unrealized gain (loss)
      on investments.....................    (38,683)   --    (12,401)   --
   Reinvested capital gains..............         --    --         --    --
                                            --------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................    (38,258)   --    (13,035)   --
                                            --------   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 5)...........     14,772    --      3,094    --
   Transfers between funds...............    191,312    --     53,553    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)..................     (6,920)   --     (1,471)   --
                                            --------   ---    -------   ---
         Net equity transactions.........    199,164    --     55,176    --
                                            --------   ---    -------   ---

Net change in contract owners' equity....    160,906    --     42,141    --
Contract owners' equity beginning
   of period.............................         --    --         --    --
                                            --------   ---    -------   ---
Contract owners' equity end of period....   $160,906    --     42,141    --
                                            ========   ===    =======   ===

CHANGES IN UNITS:
   Beginning units.......................         --    --         --    --
                                            --------   ---    -------   ---
   Units purchased.......................     18,008    --      6,372    --
   Units redeemed........................       (671)   --       (186)   --
                                            --------   ---    -------   ---
   Ending units..........................     17,337    --      6,186    --
                                            ========   ===    =======   ===

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT - D
                          NOTES TO FINANCIAL STATEMENTS
                            December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

          Contract owners may invest in the following:

               Portfolios of AIM Variable Insurance Funds, Inc.;
                 *AIM VIF - AIM V.I. Basic Value Fund - Series 1 (AIMBVF)
                  AIM VIF - AIM V.I. Capital Development Fund - Series 1
                     (AIMCDF)
                 *AIM VIF - AIM V.I. Mid Cap Core Equity Fund - Series 1
                     (AIMMCapCore)

               Portfolios of Alliance Variable Products Series Funds, Inc.;
                  Alliance VPS - Growth & Income Portfolio - Class A (AllGroInc) Alliance VPS - Growth & Income Portfolio - Class B (AllGroInc)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP Balanced Fund - Class I (ACVPBal)
                  American Century VP Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP Growth Fund - Class I (ACVP)
                  American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra)
                  American Century VP Value Fund - Class I (ACVPVal)
                  American Century VP Vista Fund - Class I (ACVPVis)

               Portfolios of Bank One One Group Investment Trust;
                  One Group(R) IT - Balanced Portfolio (ONEBal)
                  One Group(R) IT - Bond Portfolio (ONEBP)
                  One Group(R) IT - Diversified Equity Portfolio (ONEDIVE) One Group(R) IT - Diversified Mid Cap Portfolio (ONEDivMid) One Group(R) IT - Equity Index Portfolio (ONEEqInd)
                  One Group(R) IT - Government Bond Portfolio (ONEGovBd)
                  One Group(R) IT - Large Cap Growth Portfolio (ONELgCap)
                  One Group(R) IT - Mid Cap Growth Portfolio (ONEMidCap)
                  One Group(R) IT - Mid Cap Value Portfolio (ONEMidCapV)

               Portfolio of Baron Capital Asset Trust Insurance Series;
                  Baron Capital Asset Trust (BCAT)

               Portfolio of Berger Funds;
                  Berger IPT - Mid Cap Value Fund (BergMCV)

               Portfolio of the Calvert Series (CVS) Inc;
                  Calvert Social Equity Portfolio (CVSSEP)

               Comstock GVIT Value Fund - Class I
                  (formerly Nationwide(R) SAT Federated Equity Income) (ComGVITVal)

               Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                  Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT - D
                     NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Mid Cap Stock Portfolio (DryMidCapStk)
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                  (DrySRGro)

               Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Disciplined Stock Portfolio - Initial Shares
                     (DryDisSt)
                  Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryIntVal)
                  Dreyfus VIF - Limited Term High Income Portfolio - Initial
                     Shares (DryLimHiTerm)
                  Dreyfus VIF - Quality Bond Portfolio - Initial Shares
                     (DryVIFQualBd)
                  Dreyfus VIF - Small Company Stock Portfolio - Initial Shares
                     (DrySmCo)

               Federated GVIT (formerly Nationwide(R) NSAT) High Income Bond
                  Fund - Class I (FGVITHiInc)

               Federated Insurance Series
                  Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                     (Fidelity(R) VIP);
                 *Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                     (FidVIPEIS)
                 *Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
                  Fidelity(R) VIP - High Income Portfolio: Service Class
                     (FidVIPHIS)
                 *Fidelity(R) VIP - Overseas Portfolio: Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Value Portfolio: Service Class (FidVIPVal)

               Portfolios of the Fidelity(R) Variable Insurance Products
                     (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio: Service Class
                     (FidVIPAMS)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service
                     Class (FidVIPAMGroS)
                 *Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                     (FidVIPConS)
                 *Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
                     (FidVIPI500)
                 *Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                     Class (FidVIPInvGrB)

               Portfolios of the Fidelity(R) Variable Insurance Products
                     (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Aggressive Growth Portfolio: Service
                     Class (FidVIPAggGrs)
                 *Fidelity(R) VIP III - Balanced Portfolio: Service Class
                     (FidVIPBalS)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation
                  Fund: Service Class
                     (FidVIPDyns)
                  Fidelity(R) VIP III - Growth & Income Portfolio: Service
                     Class
                     (FidVIPGrInS)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                     Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
                     (FidVIPMCap)
                  Fidelity(R) VIP III - Value Strategies Portfolio: Service
                     Class (FidVIPValStS)

               Franklin Templeton Variable Insurance Products Trust
                  Templeton VIT - Foreign Securities Fund - Class 2 (FTVIPFS)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                  (formerly Nationwide(R) SAT);
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                 *Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) *Gartmore GVIT Growth Fund - Class I
                     (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth)
                  Gartmore GVIT Investor Destinations Aggressive Fund
                     (GVITIDAgg)
                  Gartmore GVIT Investor Destinations Conservative Fund
                     (GVITIDCon)
                  Gartmore GVIT Investor Destinations Moderate Fund (GVITIDMod) Gartmore GVIT Investor Destinations Moderately Aggressive
                     Fund (GVITIDModAgg)
                  Gartmore GVIT Investor Destinations Moderately Conservative Fund (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)

                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                 *Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
                  Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                     (NWGVITStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
                 *Gartmore GVIT Small Company Fund - Class I (GVITSmComp) *Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                  Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
                 *Gartmore GVIT Worldwide Leaders Fund - Class I
                     (formerly Nationwide(R) SAT Global 50 Fund) (GVITWLead)

               Portfolios of Goldman Sachs Asset Management Funds;
                  Goldman Sachs Mid Cap Value Fund A (GSMCV)
                  Goldman Sachs VIT Aggressive Growth Strategy Portfolio
                     (GSVITAGS)
                  Goldman Sachs VIT Balanced Strategy Portfolio (GSVITBal) Goldman Sachs VIT Capital Growth Fund (GSVITCGF)
                  Goldman Sachs VIT Conservative Strategy Portfolio (GSVITCS) Goldman Sachs VIT CORE Large Cap Growth Fund (GSVITLCG) Goldman Sachs VIT CORE Small Cap Equity Fund (GSVITSCE) Goldman Sachs VIT CORE U.S. Equity Fund (GSVITUSEq)
                  Goldman Sachs VIT Global Income Fund (GSVITGLI)
                  Goldman Sachs VIT Growth and Income Fund (GSVITGrIn) Goldman Sachs VIT Growth and Income Strategy Portfolio
                     (GSVITGrIS)
                  Goldman Sachs VIT Growth Strategy Portfolio (GSVITGroStr) Goldman Sachs VIT International Equity Fund (GSVITIntEq) Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

               Portfolios of the Huntington Trust Company;
                  Huntington VA Dividend Capture - Trust Shares (HuntDC) Huntington VA Growth Fund - Trust Shares (HuntGro) Huntingtonb VA Income Equity - Trust Shares (HuntIncEq) Huntington VA Mid Corp America - Trust Shares (HuntMidCor) Huntington VA New Economy - Trust Shares (HuntNewEc)

               Portfolios of Invesco Funds Group, Inc.;
                  Invesco VIF Dynamics Fund (INVDynF)
                 *Invesco VIF Equity Income Fund (INVEqIncF)
                 *Invesco VIF Growth Fund (INVGrF)
                 *Invesco VIF Health Sciences Fund (INVHealthF)
                  Invesco VIF High Yield Fund (INVHiYldF)
                  Invesco VIF Real Estate Opportunity Fund (INVREO)
                 *Invesco VIF Small Company Growth Fund (INVSmCoGrF) *Invesco VIF Technology Fund (INVTechF)
                 *Invesco VIF Total Return Fund (INVTotRetF)
                 *Invesco VIF Utilities Fund (INVUtilF)

               J.P.Morgan GVIT (formerly Nationwide(R) SAT) Balanced Fund -
                  Class I (JPMorBal)

               Portfolios of the Janus Aspen Series;
                  Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGITech)
                  Janus AS - International Growth Portfolio - Institutional
                     Shares (JanIntGroI)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                  Class I (MGVITMultiSec)

               Portfolios of Massachusetts Financial Services;
                  MFS Variable Insurance Trust - Investors Growth Series -
                     Service Class (MFSVITInGr)
                  MFS Variable Insurance Trust - Mid Cap Growth Series - Service
                     Class (MFSVITMCG)
                  MFS Variable Insurance Trust - Utilities Series - Service
                     Class (MFVITUS)
                  MFS Variable Insurance Trust - Value Series - Service Class
                     (MFVITVS)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

               Portfolios of the Neuberger Berman Advisors Management Trust;
                  Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas) Neuberger Berman AMT - Guardian Portfolio - (NBAMTGuard) Neuberger Berman AMT - Mid Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Main Street Growth & Income Fund/VA - Initial
                     Class (OppMSGrInc)

               Portfolio of Pimco Funds;
                  Pimco VIT High Yield Portfolio - Administrative Shares
                     (PIMHiYld)
                  Pimco VIT Low Duration - Administrative Shares (PIMLowDur) Pimco VIT Real Return Portfolio - Administrative Shares
                     (PIMRealRet)
                  Pimco VIT Total Return Portfolio - Administrative Shares
                     (PIMTotRet)

               Pioneer High Yield VCT Portfolio - Class 1 Shares (PionHY)

               Portfolio of Putnam Investments;
                  Putnam VT International Growth Fund - IA Shares (PUTVTIntGr)

               Portfolios of Royce Capital Funds;
                  Royce Capital Fund - Micro Cap (RoyMicro)
                  Royce Capital Fund - Small Cap (RoySmCp)

               Portfolios of Salomon Smith Barney Funds;
                  Salomon Brothers Variable Series Funds Inc. Capital Fund
                     (SalCap)
                  Salomon Brothers Variable Series Funds Inc. Emerging Growth
                     Fund (SalEmGr)
                  Salomon Brothers Variable Series Funds Inc. High Yield Bond
                     Fund (SalHiYldBd)
                 *Salomon Brothers Variable Series Funds Inc. Investors Fund
                     (SalBrInv)
                  Salomon Brothers Variable Series Funds Inc. Strategic Bond
                     Fund (SalStrBd)
                  Salomon Brothers Variable Series Funds Inc. Total Return Fund
                     (SalTotRet)

               Portfolios of Scudder Variable Insurance Trust (Scudder VIT);
                  Scudder VIT EAFE Equity Index Fund - Class A (SVITEEI) Scudder VIT Equity 500 Index Fund - Class A (SVITIF) Scudder VIT Small Cap Index Fund - Class A (SVITSCI)

              *Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth
                  Fund - Class I (SGVITMdCpGr)

               Strong Variable Insurance Funds, Inc.;
                  Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolios of T.Rowe Price
                  T.Rowe Price Equity Income Portfolio - II (TRPEI2) T.Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

               Turner GVIT (formerly Nationwide(R)SAT) Growth Focus
                  Fund - Class I (TurnGVITGro)

               Portfolio of Van Kampen Life Investment Trust;
                  Van Kampen LIT - Asset Allocation Fund (VKAAlloc) Van Kampen LIT - Emerging Growth Portfolio (VKEmGr) Van Kampen LIT - Enterprise Fund (VKEnt)

               Funds of the Van Kampen Universal Institutional Funds, Inc.
                  (Van Kampen UIF);
                  Van Kampen UIF - Active International Allocation Portfolio
                     (VKAIAll)
                  Van Kampen UIF - Core Plus Fixed Income Portfolio (VKCoreFI) Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Emerging Markets Equity Portfolio (VKEmEq) Van Kampen UIF - Equity Growth Portfolio (VKEqGro)
                  Van Kampen UIF - Global Equity Portfolio (VKGlobEq)
                  Van Kampen UIF - High Yield Portfolio (VkHiYld)

                  Van Kampen UIF - International Magnum Portfolio (VKIntMag) Van Kampen UIF - Mid Cap Value Portfolio (VKMidCapV)
                  Van Kampen UIF - Technology Portfolio (VKTech)
                  Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst) Van Kampen UIF - Value Portfolio (VKVal)

               Portfolio of Waddell & Reed, Inc.;
                  W & R Target Funds, Inc.- Small Cap Portfolio (WRSmCap)

          At December 31, 2002, contract owners have invested in all of the above funds noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see note 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge for state premium taxes not to exceed 9.0% of each premium received to cover the payment of these premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per policy year. These charges are assessed against each contract by liquidating units.

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges. This charge is guaranteed not to exceed an annual rate of 0.75%. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years and 0.10% thereafter.

     On August 8, 2000, the asset charge in the first four policy years was converted from an annual rate of 0.60% to 0.40% for all contracts.

     For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4)  Policy Loans (net of repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on the each policy anniversary, or when the loan is repaid or a new loan is effective.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with interest at an annual rate of 3.0%. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

     The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(5)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, there were no transfers between the Account and the fixed account of the Company.

(6)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the three year period ended December 31, 2002 and the period May 19, 1999 (commencement of operations) through December 31, 1999.

                                                          Contract                                       Investment
                                                           Expense              Unit        Contract       Income         Total
                                                            Rate*    Units   Fair Value  Owners' Equity    Ratio**      Return***
                                                          --------  -------  ----------  --------------  ----------  --------------
     Aim VIF Basic Value Fund - Series I
        2002............................................    0.40%    41,838  $ 9.283590    $   388,407      0.00%    -7.16% 7/15/02

     Aim VIF Mid Cap Core Equity Fund - Series I
        2002............................................    0.40%    52,865    9.836962        520,031      0.00%    -1.63% 7/15/02

     Dreyfus VIF - Quality Bond Portfolio -
        Initial Shares
        2001............................................    0.40%     7,599   11.774415         89,474      2.16%     6.26%
        2000............................................    0.40%   109,185   11.080494      1,209,824      7.29%    10.76%

     Federated GVIT High Income Bond Fund - Class I
        2000............................................    0.40%   102,317    9.362266        957,919     12.95%    -8.64%
        1999............................................    0.40%    52,850   10.227564        540,527      8.75%     2.28% 1/5/99

     Fidelity(R) VIP - Equity-Income Portfolio:
        Service Class
        2002............................................    0.40%   559,168    8.862985      4,955,898      1.68%    -17.33%
        2001............................................    0.40%   592,870   10.720798      6,356,040      1.52%     -5.47%
        2000............................................    0.40%   525,731   11.341117      5,962,377      0.00%      7.87%

     Fidelity(R) VIP - Growth Portfolio:
        Service Class
        2002............................................    0.40%     9,523    6.801978         64,775      0.00%    -30.48%

     Fidelity(R) VIP - Overseas Portfolio: Service Class
        2002............................................    0.40%   574,848    6.842437      3,933,361      0.82%    -20.66%
        2001............................................    0.40%   334,783    8.624328      2,887,278      7.46%    -21.59%
        2000............................................    0.40%    66,499   10.998746        731,406      1.38%    -19.47%

     Fidelity(R) VIP II - Contrafund Portfolio:
        Service Class
        2002............................................    0.40%   384,953    9.014275      3,470,072      0.73%     -9.79%
        2001............................................    0.40%   388,621    9.992116      3,883,146      0.40%    -12.71%
        2000............................................    0.40%   157,094   11.447448      1,798,325      0.00%     -7.09%

     Fidelity(R) VIP II - Index 500 Portfolio:
        Initial Class
        2002............................................    0.40%   457,424    6.121876      2,800,293      1.29%    -22.56%
        2001............................................    0.40%   457,849    7.905210      3,619,392      0.00%    -12.45%

     Fidelity(R) VIP II - Investment Grade Bond
        Portfolio: Service Class
        2002............................................    0.40%    75,241   11.272735        848,172      0.00%      9.76%

     Fidelity(R) VIP III - Balanced Portfolio:
        Service Class
        2002............................................    0.40%   154,828    8.784896      1,360,148      2.83%     -9.12%
        2001............................................    0.40%   147,063    9.666294      1,421,554      3.39%     -2.12%
        2000............................................    0.40%   137,868    9.875470      1,361,511      0.00%     -4.76%

     Gartmore GVIT Government Bond Fund - Class I
        2002............................................    0.40%    19,615   12.918846        253,403      9.52%     10.54%
        2001............................................    0.40%    31,421   11.686979        367,217      9.72%      6.82%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                                       Investment
                                                           Expense              Unit        Contract       Income         Total
                                                            Rate*    Units   Fair Value  Owners' Equity    Ratio**      Return***
                                                          --------  -------  ----------  --------------  ----------  --------------
     Gartmore GVIT Growth Fund - Class I
        2002............................................    0.40%    20,775  $ 3.863679    $    80,268      0.00%    -29.01%
        2000............................................    0.40%   132,962    7.603332      1,010,954      0.22%    -26.82%
        1999............................................    0.40%    67,426   10.370136        699,217      0.71%      3.70% 1/5/99

     Gartmore GVIT Money Market Fund - Class I
        2002............................................    0.40%        41   11.471376            470      3.26%      0.81%
        2001............................................    0.40%   132,087   11.379587      1,503,096      5.57%      3.19%
        2000............................................    0.40%     2,442   11.028155         26,931     23.75%      5.60%

     Gartmore GVIT Nationwide(R) Strategic Value Fund -
        Class I
        2000............................................    0.40%    69,215   10.358488        716,963      1.07%      7.18%
        1999............................................    0.40%    35,095    9.645322        338,503      0.79%     -3.55% 1/5/99

     Gartmore GVIT Small Company Fund - Class I
        2002............................................    0.40%       717   12.048077          8,638      0.00%    -17.66%

     Gartmore GVIT Total Return Fund - Class I
        2002............................................    0.40%    17,310    7.455189        129,049      1.94%    -17.68%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2002............................................    0.40%    15,496    6.265578         97,091      0.00%    -25.69%

     Invesco VIF Dynamics Fund
        2001............................................    0.40%    30,111   10.070858        303,244      0.00%    -31.41%
        2000............................................    0.40%    15,600   14.683635        229,065      0.00%     -3.93%

     Invesco VIF Equity Income Fund
        2002............................................    0.40%   286,948    8.671582      2,488,293      1.67%    -19.43%
        2001............................................    0.40%   246,524   10.763365      2,653,428      1.48%     -9.34%
        2000............................................    0.40%   109,129   11.871617      1,295,538      0.12%      4.45%

     Invesco VIF Growth Fund
        2002............................................    0.40%   703,188    3.293048      2,315,632      0.00%    -39.18%
        2001............................................    0.40%   496,604    5.414750      2,688,987      0.00%    -44.49%
        2000............................................    0.40%    81,077    9.755131        790,917      0.00%    -23.55%

     Invesco VIF Health Sciences Fund
        2002............................................    0.40%     5,342    8.949952         47,811      0.00%    -24.75%

     Invesco VIF High Yield Fund
        2001............................................    0.40%    68,560    8.085321        554,330     21.64%    -15.27%

     Invesco VIF Small Company Growth Fund
        2002............................................    0.40%   318,301    9.081210      2,890,558      0.00%    -31.39%
        2001............................................    0.40%   171,788   13.235944      2,273,776      0.00%    -18.87%

     Invesco VIF Technology Fund
        2002............................................    0.40%    27,179    5.573377        151,479      0.00%    -47.06%

     Invesco VIF Total Return Fund
        2002............................................    0.40%   111,191    8.167813        908,187      3.39%    -10.58%
        2001............................................    0.40%    68,822    9.134304        628,641      1.93%     -1.87%
        2000............................................    0.40%    80,808    9.308327        752,187      0.58%     -2.56%

                                                          Contract                                       Investment
                                                           Expense              Unit        Contract       Income         Total
                                                            Rate*    Units   Fair Value  Owners' Equity    Ratio**      Return***
                                                          --------  -------  ----------  --------------  ----------  --------------
     Invesco VIF Utilities Fund
        2002............................................    0.40%     6,844  $ 6.569711    $    44,963      1.04%    -20.64%

     Salomon Brothers Variable Series Funds Inc.
        Investors Fund
        2002............................................    0.40%    17,337    9.281074        160,906      2.66%    -23.36%

     Strong GVIT Mid Cap Growth Fund - Class I
        2002............................................    0.40%     6,186    6.812256         42,141      0.00%    -37.27%

     Dreyfus VIF - Quality Bond Portfolio - Initial
        Shares
        1999............................................    0.60%    56,693    9.984562        566,055      5.76%     -0.15% 1/5/99

     Fidelity(R) VIP - Overseas Portfolio: Service Class
        1999............................................    0.60%    36,657   13.631426        499,687      0.00%     36.31% 1/5/99

     Gartmore GVIT Money Market Fund - Class I
        1999............................................    0.60%       900   10.421897          9,380     64.54%      4.22% 1/5/99

     Invesco VIF Dynamics Fund
        1999............................................    0.60%     7,042   15.254583        107,423      0.05%     52.55% 1/5/99

     Invesco VIF Equity Income Fund
        1999............................................    0.60%    50,378   11.343231        571,449      2.35%     13.43% 1/5/99

     Invesco VIF Growth Fund
        1999............................................    0.60%    43,491   12.735013        553,858      0.00%     27.35% 1/5/99

     Invesco VIF Total Return Fund
        1999............................................    0.60%    38,648    9.534274        368,481      4.65%     -4.66% 1/5/99
                                                                                           -----------
     Contract Owners' Equity Total By Year

        2002...............................................................................$27,960,046
                                                                                           ===========

        2001...............................................................................$29,229,603
                                                                                           ===========

        2000...............................................................................$16,843,917
                                                                                           ===========

        1999...............................................................................$ 4,254,580
                                                                                           ===========

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-D:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

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                                       27

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                  --------------

                                                                     Bulk Rate
                                                                   U.S. Postage
                                                                      P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521

                                                                  --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company